NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss attributable to ordinary shareholders for computing basic net loss per ordinary shares	$ (1,225,300)	$ (123,239,785)	$ (161,898,979)
Continuing operations	482,970	(1,808,747)	(1,440,476)
Discontinued operations	$ (1,708,270)	$ (121,431,038)	$ (160,458,503)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per ordinary shares	1,723,033,130	1,476,801,177	1,476,144,194
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	1,723,033,130	1,476,801,177	1,476,144,194
Net loss per ordinary shares
Basic	$ 0.00	$ (0.08)	$ (0.11)
Diluted	0.00	(0.08)	(0.11)
Net loss per ordinary share from continuing operations
Basic	0.00	0.00	0.00
Diluted	0.00	0.00	0.00
Net (loss) income per ordinary share from discontinued operations
Basic	0.00	(0.08)	(0.11)
Diluted	$ 0.00	$ (0.08)	$ (0.11)
Basic
Continuing operations	1,723,033,130	1,476,801,177	1,476,144,194
Discontinued operations	1,723,033,130	1,476,801,177	1,476,144,194
Diluted
Continuing operations	1,723,033,130	1,476,801,177	1,476,144,194
Discontinued operations	1,723,033,130	1,476,801,177	1,476,144,194